EARNINGS PER SHARE (Details) - GBP (£) £ in Millions, shares in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of earnings per share [text block] [Abstract]
Number of shares reserved for issue under options and contracts for sale of shares	57	140	101
Antidilutive Securities Excluded From Computation Of Earnings Per Share Number Of Shares	£ 0.0	£ 0.3	£ 1.0